Offerings - Offering: 1	Aug. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value $0.001 per share)
Amount Registered | shares	18,900,000
Proposed Maximum Offering Price per Unit	5.445
Maximum Aggregate Offering Price	$ 102,910,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,211.94
Offering Note	(a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (the "Registration Statement") shall also cover any additional shares of common stock of Savara Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of outstanding shares of the Registrant's common stock. (b) The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act on the basis of the average of the reported high and low sales prices for the Registrant's common stock as reported by the Nasdaq Global Select Market on August 5, 2026. (c) The Amount Registered consists of 18,900,000 shares issuable under the Savara Inc. 2024 Omnibus Incentive Plan, as amended.